Convertible Preferred Stock and Stockholders' Equity (Details) (USD $)	0 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended	0 Months Ended	48 Months Ended	12 Months Ended				12 Months Ended		1 Months Ended			2 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended
	Aug. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014	Nov. 30, 2013	Dec. 31, 2012 CEO Employment agreement	Dec. 31, 2013 CEO Employment agreement	Aug. 30, 2011 Preferred Stock Warrants converted to common stock warrants	Dec. 31, 2008 Preferred Stock Warrants converted to common stock warrants	Dec. 31, 2013 Preferred Stock Warrants converted to common stock warrants Exercise price of $1.53 per share	Jun. 30, 2014 Preferred Stock Warrants converted to common stock warrants Exercise price of $1.53 per share	Dec. 31, 2012 Preferred Stock Warrants converted to common stock warrants Exercise price of $1.53 per share	Dec. 31, 2008 Preferred Stock Warrants converted to common stock warrants Exercise price of $1.53 per share	Dec. 31, 2012 Preferred Stock Warrants converted to common stock warrants Exercise price of $1.80 per share	Dec. 31, 2008 Preferred Stock Warrants converted to common stock warrants Exercise price of $1.80 per share	Nov. 30, 2013 Vulcan	Nov. 30, 2013 Vulcan Common Stock Purchase Warrants	May 31, 2014 Common stock	Sep. 29, 2011 Common stock	Jun. 30, 2014 Common stock	Dec. 31, 2013 Common stock	Dec. 31, 2012 Common stock	Dec. 31, 2011 Common stock	Sep. 30, 2012 Common stock CEO	Dec. 28, 2012 Common stock CEO Employment agreement	Sep. 30, 2012 Common stock CEO Employment agreement	Dec. 31, 2013 Common stock CEO Employment agreement	Dec. 31, 2012 Common stock CEO Employment agreement	Oct. 31, 2012 Common stock Former employee Severance agreement	Dec. 31, 2012 APIC	Dec. 31, 2011 APIC	Nov. 30, 2013 Series A convertible preferred stock	Jun. 30, 2014 Series A convertible preferred stock	Dec. 31, 2013 Series A convertible preferred stock	Dec. 31, 2012 Series A convertible preferred stock	May 31, 2014 Series A convertible preferred stock Vulcan	Nov. 30, 2013 Series A convertible preferred stock Vulcan	Aug. 31, 2011 Preferred Stock	Dec. 31, 2011 Preferred Stock
Convertible Preferred Stock and Stockholders' Equity
Common stock, shares authorized		150,000,000	147,000,000		1,000,000,000	150,000,000
Shares authorized																																	4,500,000	4,500,000	4,500,000	0
Gross proceeds through issuance of shares																				$ 54,400,000
Shares issued																				6,847,812	8,941,250	57,760	140,890	7,426,124														2,857,143
Conversion ratio									1																								1				1	1	1
Annual rate of dividends declared (in dollars per share)																																	$ 0.84
Conversion of convertble preferred stock for common stock	59,600,000
Dividends declared (in dollars per share)																																		$ 0.00	$ 0.00				$ 0.00
Minimum percentage of outstanding Series A preferred stockholders whose approval is required to amend, alter or repeal any provision of the Certificate of Incorporation																																	50.00%
Cumulative dividends																																							9,500,000
Dividends																																								2,400,000
Dividends paid																																							0
Number of shares that may be purchased under warrant										412,222	32,222	32,222	58,366					666,666
Exercise price of warrants (in dollars per share)														$ 1.53		$ 1.80		$ 15.00
Private placement price per share (in dollars per share)																	$ 10.50
Aggregate purchase price for preferred stock and warrants				2,552,000													30,000,000	700,000														2,552,000
Shares of common stock issued for conversion of Series A																			2,857,143
Shares repurchased																							265,274	2,307,866	110,278	130,080	130,080	112,422	130,080	24,916
Repurchase price (in dollars per share)																							$ 6.21	$ 6.57		$ 8.00		$ 8.90
Aggregate amount of shares repurchased			1,648,000	16,038,000																											1,648,000	15,156,000
Shares repurchased and retired (in shares)																								1,761,006
Shares repurchased and retired, value																								14,000,000
Cash paid for repurchase of common stock		1,000,000	1,648,000	14,881,000																			1,700,000					1,000,000
Share value for which right to sell is provided							1,000,000	1,000,000																				1,000,000	1,000,000
Vesting term of shares for which right to sell is provided																												6 months	6 months
Reclassification of warrant liability to APIC										$ 2,600,000
Shares issued for exercise of warrants											21,093				353,856						3,319,540		377,672